CONSULTING GROUP CAPITAL MARKETS FUNDS
International Equity Investments
International Fixed Income Investments
Emerging Markets Equity Investments

SMITH BARNEY NATURAL RESOURCES FUND INC.

SMITH BARNEY SERIES FUND
Diversified Strategic Income Fund
International Equity Fund

SMITH BARNEY WORLD FUNDS, INC.

TRAVELERS SERIES FUND INC.
GT Global Strategic Income Portfolio
Smith Barney International Equity Portfolio
Smith Barney Pacific Basin Portfolio

Supplement dated December 6, 1996 to Prospectuses*


Effective December 6, 1996, The Chase Manhattan Bank, located at 4 Chase MetroTech Center, Brooklyn, New York 11245, will be the custodian of the above-listed Funds.


________________________
* Prospectuses dated:

CONSULTING GROUP CAPITAL MARKETS FUNDS		August 13, 1996
International Equity Investments
International Fixed Income Investments
Emerging Markets Equity Investments

SMITH BARNEY NATURAL RESOURCES FUND INC.		January 5, 1996

SMITH BARNEY SERIES FUND					April 29, 1996
Diversified Strategic Income Fund
International Equity Fund

SMITH BARNEY WORLD FUNDS, INC.				February 28, 1996

TRAVELERS SERIES FUND INC.				February 28, 1996
GT Global Strategic Income Portfolio
Smith Barney International Equity Portfolio
Smith Barney Pacific Basin Portfolio



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